Note 8 - Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Change in fair value of derivative instruments and other

Physical forward contracts and options (i)	$41,108	$(71,671)	$(57,203)	$16,347
Financial swap contracts and options (ii)	(30,758)	12,330	38,046	16,024
Foreign exchange forward contracts	(1,437)	(9,004)	867	(2,065)
Share swap	(2,298)	300	(5,561)	(1,807)
Unrealized foreign exchange on 6.5% convertible bond and 8.75% loan	3,784	7,313	(213)	12,097
6.5% convertible bond conversion feature	14	(728)	246	4,900
Weather derivatives	(30,181)	-	(30,181)	-
Other derivative options	(4,164)	(9,463)	(6,489)	(5,802)
Change in fair value of derivative instruments and other	$(23,932)	$(70,923)	$(60,488)	$39,694

Disclosure of detailed information about financial instruments [text block]
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options (i)	$162,194	$22,698	$20,037	$26,949
Financial swap contracts and options (ii)	22,900	646	6,570	25,342
Foreign exchange forward contracts	-	-	251	455
Share swap	-	-	13,961	-
Weather derivative	10,356	-	-	-
Other derivative options	8,910	83	16	1,198
As at September 30, 2018	$204,360	$23,427	$40,835	$53,944
	Financial assets (current)	Financial assets (non-current)	Financial liabilities (current)	Financial liabilities (non-current)

Physical forward contracts and options	$198,891	$60,550	$32,451	$29,003
Financial swap contracts and options	8,133	1,342	34,369	22,117
Foreign exchange forward contracts	-	-	1,068	505
Share swap	-	-	18,400	-
6.5% convertible bond conversion feature	-	-	-	246
Other derivative options	11,745	2,770	-	-
As at March 31, 2018	$218,769	$64,662	$86,288	$51,871

Disclosure of fair value measurement of assets and liabilities [text block]
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$227,787	$227,787
Derivative financial liabilities	-	(13,731)	(81,048)	(94,779)
Total net derivative assets (liabilities)	$-	$(13,731)	$146,739	$133,008
	Level 1	Level 2	Level 3	Total
Derivative financial assets	$-	$-	$283,431	$283,431
Derivative financial liabilities	-	(21,092)	(117,067)	(138,159)
Total net derivative assets (liabilities)	$-	$(21,092)	$166,364	$145,272

Disclosure of fair value measurement of liabilities [text block]
	Six months ended September 30, 2018	Year ended March 31, 2018
Balance, beginning of period	$166,364	$(315,110)
Total gains	103,200	105,709
Purchases	145,704	207,531
Sales	(63,524)	(64,464)
Settlements	(205,005)	232,698
Balance, end of period	$146,739	$166,364

Disclosure of fair value measurement of assets [text block]
	Level 1	Level 2	Level 3	Total
Investment in ecobee	$-	$32,445	$-	$32,445
Investment in Energy Earth	-	3,884	-	3,884
Total investments	$-	$36,329	$-	$36,329

Disclosure of financial assets that are either past due or impaired [text block]
	Sept. 30, 2018	March 31, 2018

Current	$125,123	$113,786
1 – 30 days	42,050	44,374
31–60 days	17,818	21,241
61–90 days	13,372	12,686
Over 90 days	60,413	69,207
	$258,776	$261,294

Disclosure Of Allowance For Credit Losses [text block]
	Sept. 30, 2018	March 31, 2018

Balance, beginning of period	$60,121	$49,431
Provision for doubtful accounts	45,184	56,300
Bad debts written off	(38,902)	(41,802)
Adjustment from IFRS 9 adoption	23,636	-
Foreign exchange	(3,744)	(3,808)
Balance, end of period	$86,295	$60,121

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$636,767	$636,767	$636,767	$-	$-	$-
Long-term debt 1	661,335	706,386	135,146	179,395	391,845	-
Gas, electricity and non-commodity contracts	94,779	3,200,110	1,026,658	1,747,709	326,348	99,395
	$1,392,881	$4,543,263	$1,798,571	$1,927,104	$718,193	$99,395

As at March 31, 2018:

	Carrying amount	Contractual cash flows	Less than 1 year	1–3 years	4–5 years	More than 5 years
Trade and other payables	$616,434	$616,434	$616,434	$-	$-	$-
Long-term debt 1	543,504	575,525	122,115	193,410	260,000	-
Gas, electricity and non-commodity contracts	138,159	3,171,037	1,867,389	1,202,949	69,658	31,041
	$1,298,097	$4,362,996	$2,605,938	$1,396,359	$329,658	$31,041

Disclosure of maturity analysis for contractual net interest payments [text block]
	Less than 1 year	1–3 years	4–5 years	More than 5 years
Interest payments	$29,437	$68,061	$37,547	$-